Transfers And Servicing Of Financial Assets (Including Mortgage Banking Activities) (Components Of Mortgage Banking Activity) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Loan Activity [Line Items]
Balance, beginning of period	$ 153,013
Originations	2,432,367
Sales	(2,388,716)
Balance, end of period	267,475	153,013
Gains on sales	70,811
Total mortgage income	78,053	45,177	48,007
Mortgage Loans Held For Sale [Member ]
Mortgage Loan Activity [Line Items]
Balance, beginning of period	153,013	83,905	66,945
Balance acquired during the period		3,385
Originations	2,432,367	1,659,226	1,772,486
Sales	(2,317,905)	(1,593,503)	(1,755,526)
Balance, end of period	267,475	153,013	83,905
Mortgage Income [Member]
Mortgage Loan Activity [Line Items]
Fair value changes of derivatives and mortgage loans held for sale, net	6,772	937
Gains on sales	70,811	43,955	47,689
Servicing and other income, net	470	285	318
Total mortgage income	$ 78,053	$ 45,177	$ 48,007